Summary of Recognized Fair Values of Identifiable Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Aug. 17, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Goodwill	$ 1,666.3		$ 1,594.0	$ 1,610.1
M/A-COM Automotive Solutions Business
Assets:
Receivables		$ 11.5
Inventories		6.0
Other current assets		0.1
Property, plant and equipment		0.1
Intangibles		44.2
Goodwill		84.5
Total assets		146.4
Liabilities:
Accounts payable		7.6
Accrued expenses		0.3
Total liabilities		7.9
Net assets acquired		$ 138.5